Submission	Oct. 27, 2026
Submission [Line Items]
Central Index Key	0001067701
Registrant Name	UNITED RENTALS, INC.
Registration File Number	333-299595
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES